Label	Element	Value
CCM Global Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CCM Global Equity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CCM Global Equity ETF (CCMG)
(the “Fund”)
a series of EA Series Trust (the “Trust”)
listed on NYSE Arca, Inc.
July 15, 2024
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information
each dated January 16, 2024
The Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% effective July 18, 2024. All references in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised accordingly.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section is deleted in its entirety and replaced as follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	The “Example” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation agreements for the periods shown). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
CCM Global Equity ETF | CCM Global Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCMG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.33%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 148

[1]	Effective July 18, 2024, the Fund’s investment adviser contractually reduced the Fund’s unitary management fee from 0.34% to 0.33%. The Management Fee has been restated to reflect the new fee.
[2]
The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses and fees and expenses associated with the Fund’s securities lending program, if applicable.

[3]
Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year. “Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.

[4]
The Fund’s investment adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset AFFE. The Fee Waiver Agreement will remain in place until January 31, 2026 unless terminated sooner by the Trustees.